Investment Securities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the Plan’s fair value hierarchy for those investments measured at fair value as of December 31, 2025 and 2024:

	Fair value measurements at December 31, 2025
	Total	Level 1	Level 2	Level 3
Collective Investment Trusts	$172,898,790	$—	$172,898,790	$—
Mutual funds	$94,144,693	94,144,693	—	—
Company common stock	$71,066,375	71,066,375	—	—
	$338,109,858	$165,211,068	$172,898,790	$—

	Fair value measurements at December 31, 2024
	Total	Level 1	Level 2	Level 3
Collective Investment Trusts	$87,138,861	$—	$87,138,861	$—
Mutual funds	$69,273,763	69,273,763	—	—
Company common stock	$13,320,220	13,320,220	—	—
	$169,732,844	$82,593,983	$87,138,861	$—